UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Fund of Boston

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
10/31/13 (Unaudited)

COMMON STOCKS (59.5%)(a)
	Shares	Value

Banking (7.4%)

Bank of America Corp.	773,400	$10,796,664

Bank of New York Mellon Corp. (The)	147,900	4,703,220

BB&T Corp.	119,600	4,062,812

Capital One Financial Corp.	80,100	5,500,467

Citigroup, Inc.	246,850	12,041,343

Fifth Third Bancorp	167,500	3,187,525

JPMorgan Chase & Co.	336,500	17,343,210

PNC Financial Services Group, Inc.	60,300	4,433,859

Regions Financial Corp.	401,700	3,868,371

State Street Corp.	125,000	8,758,750

U.S. Bancorp	290,400	10,849,344

Wells Fargo & Co.	180,000	7,684,200

		93,229,765
Basic materials (1.5%)

Agrium, Inc. (Canada)	21,600	1,842,912

Alcoa, Inc.	104,500	968,715

Dow Chemical Co. (The)	90,448	3,569,983

E.I. du Pont de Nemours & Co.	28,400	1,738,080

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	72,200	2,654,072

HB Fuller Co.	21,800	1,043,566

International Paper Co.	64,400	2,872,884

Nucor Corp.	46,400	2,402,128

PPG Industries, Inc.	9,500	1,734,510

		18,826,850
Capital goods (2.9%)

Cummins, Inc.	9,100	1,155,882

Eaton Corp PLC	72,300	5,101,488

Emerson Electric Co.	22,000	1,473,340

Illinois Tool Works, Inc.	52,700	4,152,233

Ingersoll-Rand PLC	21,500	1,451,895

Lockheed Martin Corp.	9,900	1,320,066

Northrop Grumman Corp.	42,300	4,547,673

Parker Hannifin Corp.	20,100	2,346,072

Raytheon Co.	76,900	6,334,253

Schneider Electric SA (France)	24,439	2,054,980

Staples, Inc.	45,800	738,296

United Technologies Corp.	54,300	5,769,375

		36,445,553
Communication services (1.7%)

AT&T, Inc.	108,482	3,927,048

Comcast Corp. Class A	164,600	7,831,668

Juniper Networks, Inc.(NON)	38,400	715,776

Time Warner Cable, Inc.	14,100	1,694,115

Verizon Communications, Inc.	134,800	6,808,748

		20,977,355
Conglomerates (1.6%)

3M Co.	16,800	2,114,280

General Electric Co.	374,800	9,797,272

Siemens AG ADR (Germany)	13,100	1,676,931

Tyco International, Ltd.	201,000	7,346,550

		20,935,033
Consumer cyclicals (6.1%)

ADT Corp. (The)(NON)	42,450	1,841,057

Bed Bath & Beyond, Inc.(NON)	76,500	5,914,980

CBS Corp. Class B	97,500	5,766,150

D.R. Horton, Inc.	119,800	2,270,210

Ford Motor Co.	284,900	4,874,639

General Motors Co.(NON)	56,300	2,080,285

Hasbro, Inc.	21,700	1,120,805

Home Depot, Inc. (The)	16,600	1,292,974

Johnson Controls, Inc.	157,600	7,273,240

Kimberly-Clark Corp.	8,500	918,000

Macy's, Inc.	134,300	6,192,573

Marriott International, Inc. Class A	146,120	6,587,090

Owens Corning, Inc.(NON)	53,000	1,904,290

Penn National Gaming, Inc.(NON)	32,100	1,878,171

PulteGroup, Inc.	153,300	2,705,745

Target Corp.	25,900	1,678,061

Time Warner, Inc.	139,500	9,589,230

TJX Cos., Inc. (The)	35,400	2,151,966

Twenty-First Century Fox, Inc.	48,500	1,652,880

Viacom, Inc. Class B	61,500	5,122,335

Walt Disney Co. (The)	74,000	5,075,660

		77,890,341
Consumer finance (0.3%)

American Express Co.	44,000	3,599,200

		3,599,200
Consumer staples (4.9%)

Altria Group, Inc.	108,900	4,054,347

Coca-Cola Co. (The)	41,300	1,634,241

Coca-Cola Enterprises, Inc.	86,500	3,609,645

Colgate-Palmolive Co.	27,400	1,773,602

Coty, Inc. Class A	269,300	4,141,834

CVS Caremark Corp.	132,800	8,268,128

Dr. Pepper Snapple Group, Inc.	36,600	1,733,010

General Mills, Inc.	64,500	3,252,090

Kellogg Co.	48,000	3,036,000

Lorillard, Inc.	28,400	1,448,684

McDonald's Corp.	33,400	3,223,768

PepsiCo, Inc.	23,900	2,009,751

Philip Morris International, Inc.	180,400	16,077,248

Procter & Gamble Co. (The)	74,300	5,999,725

Walgreen Co.	30,300	1,794,972

		62,057,045
Energy (7.2%)

Anadarko Petroleum Corp.	56,600	5,393,414

Chevron Corp.	55,400	6,645,784

ConocoPhillips	55,400	4,060,820

Exxon Mobil Corp.	310,600	27,835,972

Halliburton Co.	118,600	6,289,358

Marathon Oil Corp.	191,500	6,752,290

Noble Corp. PLC	48,500	1,828,450

Occidental Petroleum Corp.	42,400	4,073,792

Phillips 66	18,300	1,179,069

QEP Resources, Inc.	62,500	2,066,250

Royal Dutch Shell PLC ADR (United Kingdom)	200,652	13,375,462

Schlumberger, Ltd.	21,995	2,061,371

Southwestern Energy Co.(NON)	54,900	2,043,378

Suncor Energy, Inc. (Canada)	135,500	4,925,425

Total SA ADR (France)	34,200	2,092,356

		90,623,191
Financial (0.7%)

Carlyle Group LP (The) (Partnership shares)	137,300	4,245,316

CME Group, Inc.	70,900	5,261,489

		9,506,805
Health care (9.9%)

AstraZeneca PLC ADR (United Kingdom)	57,500	3,039,450

Baxter International, Inc.	111,100	7,318,157

Bristol-Myers Squibb Co.	51,200	2,689,024

CareFusion Corp.(NON)	32,300	1,252,271

CIGNA Corp.	46,500	3,579,570

Covidien PLC	76,812	4,924,417

Eli Lilly & Co.	83,700	4,169,934

GlaxoSmithKline PLC ADR (United Kingdom)	107,400	5,652,462

Johnson & Johnson	199,700	18,494,217

Medtronic, Inc.	69,600	3,995,040

Merck & Co., Inc.	201,600	9,090,144

Novartis AG ADR (Switzerland)	27,300	2,117,115

Pfizer, Inc.	453,694	13,919,332

Quest Diagnostics, Inc.	40,300	2,414,373

Sanofi ADR (France)	89,800	4,802,504

St. Jude Medical, Inc.	68,900	3,954,171

Stryker Corp.	56,000	4,136,160

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	97,200	3,605,148

Thermo Fisher Scientific, Inc.	67,300	6,580,594

UnitedHealth Group, Inc.	120,600	8,232,156

Ventas, Inc.(R)	42,800	2,792,272

Zimmer Holdings, Inc.	68,000	5,947,960

Zoetis, Inc.	76,205	2,412,650

		125,119,121
Insurance (3.9%)

Aflac, Inc.	25,300	1,643,994

American International Group, Inc.	126,300	6,523,395

Chubb Corp. (The)	38,600	3,554,288

Hartford Financial Services Group, Inc. (The)	204,900	6,905,130

Marsh & McLennan Cos., Inc.	109,600	5,019,680

MetLife, Inc.	165,800	7,843,998

Prudential Financial, Inc.	102,900	8,375,031

Sun Life Financial, Inc. (Canada)	63,900	2,150,874

Travelers Cos., Inc. (The)	80,300	6,929,890

		48,946,280
Investment banking/Brokerage (1.3%)

Charles Schwab Corp. (The)	178,600	4,045,290

Goldman Sachs Group, Inc. (The)	50,010	8,044,609

Invesco, Ltd.	79,400	2,679,750

Morgan Stanley	49,940	1,434,776

		16,204,425
Real estate (0.4%)

AvalonBay Communities, Inc.(R)	21,300	2,663,565

Public Storage(R)	14,700	2,454,459

		5,118,024
Technology (6.2%)

Apple, Inc.	10,400	5,432,440

Cisco Systems, Inc.	368,400	8,289,000

EMC Corp.	214,100	5,153,387

Google, Inc. Class A(NON)	4,779	4,925,142

Hewlett-Packard Co.	35,600	867,572

Honeywell International, Inc.	132,000	11,448,360

IBM Corp.	26,300	4,713,223

Intel Corp.	95,400	2,330,622

L-3 Communications Holdings, Inc.	75,400	7,573,930

Lam Research Corp.(NON)	52,500	2,847,075

Maxim Integrated Products, Inc.	85,500	2,539,350

Micron Technology, Inc.(NON)	106,100	1,875,848

Microsoft Corp.	113,900	4,026,365

NetApp, Inc.	39,700	1,540,757

Oracle Corp.	100,600	3,370,100

Qualcomm, Inc.	51,000	3,542,970

SanDisk Corp.	28,400	1,973,800

Texas Instruments, Inc.	57,000	2,398,560

Xilinx, Inc.	45,800	2,080,236

Yahoo!, Inc.(NON)	42,800	1,409,404

		78,338,141
Transportation (0.9%)

Delta Air Lines, Inc.	130,800	3,450,504

Union Pacific Corp.	13,500	2,043,900

United Continental Holdings, Inc.(NON)	91,000	3,089,450

United Parcel Service, Inc. Class B	32,800	3,222,272

		11,806,126
Utilities and power (2.6%)

Ameren Corp.	70,100	2,536,218

American Electric Power Co., Inc.	56,300	2,637,092

Calpine Corp.(NON)	107,500	2,168,275

Dominion Resources, Inc.	22,100	1,408,875

Duke Energy Corp.	38,133	2,735,280

Edison International	85,500	4,192,065

Entergy Corp.	43,300	2,802,376

FirstEnergy Corp.	139,300	5,275,291

NextEra Energy, Inc.	32,700	2,771,325

PG&E Corp.	100,450	4,203,833

PPL Corp.	82,339	2,522,044

		33,252,674

Total common stocks (cost $591,747,477)		$752,875,929

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.6%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, November 1, 2043	$1,000,000	$998,281

		998,281
U.S. Government Agency Mortgage Obligations (6.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035	4,640	5,152
4s, with due dates from July 1, 2042 to June 1, 2043	13,902,488	14,581,846
3 1/2s, with due dates from December 1, 2042 to April 1, 2043	976,112	1,000,667

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	3,239,839	3,537,402
5 1/2s, TBA, November 1, 2043	2,000,000	2,182,812
5s, with due dates from August 1, 2033 to January 1, 2039	1,546,145	1,684,431
4 1/2s, with due dates from August 1, 2041 to July 1, 2042	16,378,765	17,538,073
4 1/2s, TBA, November 1, 2043	10,000,000	10,704,688
4s, TBA, December 1, 2043	3,000,000	3,151,992
4s, TBA, November 1, 2043	8,000,000	8,428,750
3 1/2s, with due dates from May 1, 2043 to May 1, 2043	9,848,687	10,054,110
3 1/2s, TBA, December 1, 2043	2,000,000	2,046,875
3 1/2s, TBA, November 1, 2043	2,000,000	2,052,344
3s, TBA, November 1, 2043	6,000,000	5,922,187

		82,891,329

Total U.S. government and agency mortgage obligations (cost $84,071,424)		$83,889,610

U.S. TREASURY OBLIGATIONS (10.7%)(a)
	Principal amount	Value

U.S. Treasury Notes
3 1/2s, February 15, 2018	$35,100,000	$38,638,108
3s, September 30, 2016	13,690,000	14,647,231
2s, February 15, 2023	12,632,000	12,129,927
1 5/8s, August 15, 2022	2,790,000	2,620,856
1s, August 31, 2016	4,000,000	4,050,312
0 3/4s, March 31, 2018	26,820,000	26,372,913
0 1/4s, November 30, 2014	9,662,000	9,672,002
0 1/4s, August 31, 2014	26,890,000	26,916,785

Total U.S. treasury obligations (cost $135,363,273)		$135,048,134

CORPORATE BONDS AND NOTES (14.8%)(a)
	Principal amount	Value

Basic materials (1.1%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)	$400,000	$506,437

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	78,000	92,922

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	215,000	203,346

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	335,000	327,252

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	200,000	229,873

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019	350,000	386,703

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	850,000	1,086,304

International Paper Co. sr. unsec. notes 9 3/8s, 2019	461,000	611,256

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	14,085

International Paper Co. sr. unsec. notes 7.95s, 2018	221,000	273,783

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	1,550,000	1,803,431

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024	1,800,000	2,061,218

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	412,000	416,953

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	200,000	197,360

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023	345,000	352,705

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	285,000	282,250

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	350,000	421,815

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022	227,000	239,465

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019	168,000	179,683

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	195,000	227,756

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	180,000	200,164

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	1,370,000	1,627,326

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)	553,000	687,622

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	735,000	809,450

		13,239,159
Capital goods (0.3%)

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	767,000	1,004,502

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	975,000	1,189,369

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	240,000	273,528

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	1,246,000	1,262,123

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	116,961

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	225,000	221,920

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	135,000	133,361

		4,201,764
Communication services (1.1%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)	200,000	213,907

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)	280,000	285,391

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023	240,000	227,845

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028	715,000	661,375

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035	268,000	325,944

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	165,000	186,414

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	710,000	763,677

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	70,000	88,228

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	380,000	459,783

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)	255,000	287,924

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	283,000	291,841

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	353,000	385,680

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	95,000	125,925

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	215,000	190,504

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	1,125,000	1,225,815

SES 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)	275,000	262,537

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	610,000	811,895

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	195,000	200,331

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)	845,000	895,289

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)	1,000,000	996,695

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	640,000	645,309

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	355,000	338,140

Time Warner Cable, Inc. sr. unsec. FRN notes 8 3/4s, 2019	205,000	244,307

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033	194,000	212,428

Time Warner Entertainment Co., LP sr. unsec. debs. 8 3/8s, 2023	131,000	153,811

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	1,000,000	1,129,230

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022	770,000	929,810

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030	980,000	1,198,269

		13,738,304
Consumer cyclicals (1.0%)

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020	247,000	263,055

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	880,000	1,094,840

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	430,000	447,738

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	579,000	614,568

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043	1,290,000	1,556,204

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	200,000	247,280

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020	1,275,000	1,614,289

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN notes 8s, 2016	500,000	593,936

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018	185,000	188,700

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)	300,000	332,390

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)	157,000	178,289

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023	460,000	620,459

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)	320,000	354,218

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)	150,000	158,688

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023	200,000	189,042

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029	100,000	114,230

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024	123,000	146,475

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	70,000	67,555

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022	110,000	109,702

Macy's Retail Holdings, Inc. sr. unsec. unsub. FRN notes 6.7s, 2034	310,000	350,773

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019	310,000	315,615

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	1,045,000	1,262,830

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	435,000	423,445

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023	195,000	191,559

Owens Corning company guaranty sr. unsec. notes 9s, 2019	55,000	67,925

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	520,000	664,776

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023	520,000	486,090

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043	450,000	477,277

		13,131,948
Consumer staples (1.4%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024	773,000	771,942

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	127,000	170,543

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	201,000	268,278

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	1,209,000	1,124,623

Anheuser-Busch Cos., LLC sr. unsec. FRN notes 5 1/2s, 2018	885,000	1,021,696

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	165,000	248,222

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	495,000	528,710

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	855,000	1,127,426

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032	705,736	855,779

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	810,000	842,656

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)	108,000	112,444

Delhaize Group SA company guaranty sr. unsec. unsub. notes 6 1/2s, 2017 (Belgium)	620,000	707,616

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022	820,000	1,091,360

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021	785,000	827,447

Erac USA Finance, LLC 144A unsec. sub. notes 7s, 2037	890,000	1,071,030

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)	437,000	408,340

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	309,000	369,353

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042	1,185,000	1,191,023

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017	500,000	578,048

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	669,431

McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	702,257

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	180,000	179,018

Mondelez International, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	975,000	1,159,087

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042	200,000	204,400

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	460,000	516,414

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	690,000	731,359

		17,478,502
Energy (1.2%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	985,000	1,254,233

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)	250,000	260,481

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	655,000	723,221

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	175,000	191,907

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	375,000	400,057

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	240,560

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	388,000	478,326

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	340,000	436,266

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)	315,000	301,677

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	175,000	198,405

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	220,000	273,568

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	390,000	402,363

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)	250,000	230,847

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	300,000	296,415

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	838,838

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	355,000	367,016

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	910,000	986,440

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022	1,143,000	1,256,900

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	760,000	1,038,676

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	702,000

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	1,080,000	1,242,619

Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	998,544

Spectra Energy Partners, LP sr. unsec. notes 4.6s, 2021	245,000	258,449

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	480,000	512,378

Tosco Corp. sr. unsec. notes 8 1/8s, 2030	600,000	846,758

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)	93,000	118,661

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037	245,000	262,564

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017	280,000	317,916

		15,436,085
Financials (6.0%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	1,773,000	1,908,085

Aflac, Inc. sr. unsec. notes 6.9s, 2039	747,000	944,125

Aflac, Inc. sr. unsec. notes 6.45s, 2040	314,000	380,432

American Express Co. sr. unsec. notes 7s, 2018	650,000	786,578

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068	781,000	962,583

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	1,150,000	1,007,868

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	525,000	576,898

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	550,000	558,938

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)	135,000	132,806

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	400,000	392,657

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	349,803

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	1,724,000	2,282,455

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	1,415,000	1,591,656

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	500,000	583,685

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	331,000	399,163

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043	703,000	654,494

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, 2049 (France)	100,000	104,125

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	850,000	875,500

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	370,000	379,461

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	1,213,000	1,297,811

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023	462,000	440,360

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	50,000	64,694

Citigroup, Inc. sr. unsec. sub. FRN notes 0.528s, 2016	123,000	120,406

Citigroup, Inc. sub. notes 5s, 2014	914,000	945,830

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	210,000	240,022

CNA Financial Corp. unsec. notes 6 1/2s, 2016	435,000	491,958

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)	800,000	850,800

Credit Suisse of New York sr. unsec. notes 5.3s, 2019	475,000	543,558

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	605,000	751,342

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)	375,000	438,276

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)	689,000	692,920

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	428,000	495,548

EPR Properties unsec. notes 5 1/4s, 2023(R)	345,000	344,614

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, 2049	217,000	195,300

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	355,000	381,625

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	1,540,000	1,885,182

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022	220,000	215,441

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	860,000	1,054,434

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	805,000	986,167

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	282,000	304,277

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	1,495,000	1,857,506

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)	360,000	404,878

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	890,000	867,928

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)	410,000	391,132

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	1,005,000	1,114,880

HSBC Bank USA, N.A. unsec. sub. notes 7s, 2039	342,000	430,911

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	2,300,000	2,373,324

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026	450,000	457,313

ING Bank N.V. 144A unsec. sub. notes 5.8s, 2023 (Netherlands)	2,225,000	2,324,733

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	275,000	300,438

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	780,000	859,950

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017	1,250,000	1,440,941

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.264s, 2047	2,443,000	1,776,061

Leucadia National Corp. sr. unsec. bonds 5 1/2s, 2023	590,000	595,686

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	265,000	288,850

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	340,000	360,083

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,080,000	1,220,219

Macquarie Bank, Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	1,020,000	1,133,628

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	1,290,000	1,891,782

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 1.014s, 2026	275,000	232,518

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	1,544,000	1,779,460

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	614,338

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	100,000	106,806

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)	285,000	285,606

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	488,180

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	513,629

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	1,300,000	1,369,514

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	367,378

Pacific LifeCorp 144A sr. notes 6s, 2020	365,000	409,508

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	213,000	225,533

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	2,364,000	2,553,120

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043	359,000	356,756

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	1,153,000	1,112,645

Prudential Holdings, LLC sr. FRN notes Ser. AGM, 1.127s, 2017	210,000	208,295

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)	465,000	611,475

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	270,000	262,706

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)	1,045,000	1,080,220

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	1,510,000	1,759,437

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)	425,000	437,278

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016	940,000	1,009,227

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	1,100,000	1,146,387

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)	630,000	627,990

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, 2049 (United Kingdom)	600,000	633,000

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)	800,000	767,548

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.254s, 2037	2,021,000	1,586,200

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	265,000	310,722

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	263,000	331,405

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026	295,000	390,483

UBS AG/Stamford, CT jr. unsec. sub. notes 7 5/8s, 2022	2,640,000	3,009,877

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,227,700

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	570,000	683,733

Wells Fargo Bank, NA unsec. sub. FRN notes 0.473s, 2016	710,000	704,360

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	710,000	778,868

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	214,000	226,840

		75,910,862
Government (0.4%)

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	4,000,000	5,566,448

		5,566,448
Health care (0.2%)

Actavis PLC sr. unsec. notes 4 5/8s, 2042	222,000	205,309

Actavis PLC sr. unsec. notes 3 1/4s, 2022	155,000	146,880

Actavis PLC sr. unsec. notes 1 7/8s, 2017	40,000	39,884

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	118,659

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	450,000	504,552

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018	110,000	110,609

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	335,000	374,620

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	121,000	129,449

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	300,000	292,122

WellPoint, Inc. sr. unsec. unsub. notes 4 5/8s, 2042	205,000	191,427

		2,113,511
Technology (0.2%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	627,000	531,238

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022	948,000	975,236

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)	245,000	242,550

Xerox Corp. sr. unsec. notes 6.35s, 2018	400,000	461,257

		2,210,281
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	605,000	642,267

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040	145,000	160,500

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2019	135,641	145,136

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	251,759	267,179

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020 (Mexico)	45,000	43,067

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043	85,000	75,975

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	390,000	424,018

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	661,916	761,203

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	590,000	609,510

		3,128,855
Utilities and power (1.7%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	545,108

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	138,000	135,042

Beaver Valley Funding Corp. sr. bonds 9s, 2017	132,000	133,300

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	975,000	1,089,841

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	595,000	689,766

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	220,000	207,248

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	10,000	11,581

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	450,000	433,093

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	685,000	724,388

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	490,000	634,675

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	235,000	273,765

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)	784,000	979,842

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)	640,000	682,449

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)	252,000	246,645

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)	360,000	386,238

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	766,000	841,528

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	240,000	258,054

Energy Transfer Partners LP 144A sr. unsec. notes 7.6s, 2024	470,000	580,050

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)	825,000	851,483

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	370,000	353,608

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	185,000	204,107

ITC Holdings Corp. 144A notes 5 7/8s, 2016	270,000	300,845

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	415,327

Kansas Gas and Electric Co. bonds 5.647s, 2021	256,901	273,675

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)	385,000	452,339

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042	395,000	355,254

Nevada Power Co. mtge. notes 7 1/8s, 2019	295,000	366,687

Oncor Electric Delivery Co., LLC bank guaranty unsec. sub. notes 4.55s, 2041	435,000	407,100

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	445,000	546,611

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	418,000	488,545

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	140,000	154,974

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	331,000	366,124

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	145,000	147,690

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	1,285,000	1,403,289

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067	656,000	687,980

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	110,000	127,854

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019	889,000	1,142,360

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)	1,145,000	1,189,125

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	210,000	195,978

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067	1,945,000	1,993,625

		21,277,193

Total corporate bonds and notes (cost $175,783,776)		$187,432,912

MORTGAGE-BACKED SECURITIES (1.4%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage Trust
FRB Ser. 07-4, Class A3, 5.811s, 2051	$896,280	$901,300
Ser. 06-5, Class A3, 5.39s, 2047	1,628,000	1,672,770
FRB Ser. 05-1, Class A4, 5.168s, 2042	1,025,677	1,057,032

Comm Mortgage Trust FRB Ser. 12-LC4, Class C, 5.648s, 2044	1,000,000	1,080,900

Commercial Mortgage Trust Ser. 12-CR1, Class AM, 3.912s, 2045	1,046,000	1,066,224

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	4,652,481	79,783
Ser. T-56, Class 1, IO, zero %, 2043	7,146,713	53,600
Ser. T-56, Class 2, IO, zero %, 2043	6,724,589	21,014
Ser. T-56, Class 3, IO, zero %, 2043	5,637,674	73,994

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.313s, 2045	1,460,757	14,379

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	194,241	19

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.924s, 2032(F)	258,192	128,446

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030	163,160	163,160
Ser. 11-GC5, Class XA, IO, 1.73s, 2044	12,079,821	897,021

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 07-C1, Class A3, 5.79s, 2051	515,000	523,369
Ser. 04-LN2, Class A2, 5.115s, 2041	470,183	479,449

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	318,937	321,329
Ser. 99-C1, Class G, 6.41s, 2031	765,731	797,228
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,139,300

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class AS, 4.42s, 2046	507,000	528,548

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.579s, 2049	924,431	927,204
FRB Ser. 07-HQ12, Class A2FX, 5.579s, 2049	1,096,578	1,118,729

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.526s, 2045	2,000,000	2,007,500

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028	516,216	85,176

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,930,362	482,591

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.884s, 2045	8,453,550	985,870

WF-RBS Commercial Mortgage Trust Ser. 12-C9, Class AS, 3.388s, 2045	695,000	679,376

Total mortgage-backed securities (cost $16,565,520)		$17,285,311

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

PPL Corp. $4.375 cv. pfd.	35,521	$1,875,509

United Technologies Corp. $3.75 cv. pfd.	52,866	3,345,360

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)	45,719	2,531,690

Total convertible preferred stocks (cost $6,941,349)		$7,752,559

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

Vanguard MSCI Emerging Markets ETF	78,600	$3,290,982

Total investment companies (cost $3,196,744)		$3,290,982

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$215,000	$282,250

IL State G.O. Bonds
4.421s, 1/1/15	420,000	434,141
4.071s, 1/1/14	1,250,000	1,256,613

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	350,000	429,489

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	275,000	285,406

Total municipal bonds and notes (cost $2,511,444)		$2,687,899

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)	$350,000	$373,625

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)	450,000	479,580

Total foreign government and agency bonds and notes (cost $797,453)		$853,205

SHORT-TERM INVESTMENTS (9.0%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	114,456,958	$114,456,958

Total short-term investments (cost $114,456,958)		$114,456,958

TOTAL INVESTMENTS

Total investments (cost $1,131,435,418)(b)		$1,305,573,499

TBA SALE COMMITMENTS OUTSTANDING at 10/31/13 (proceeds receivable $5,219,473) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, November 1, 2043	$3,000,000	11/13/13	$3,160,781
Federal National Mortgage Association, 3 1/2s, November 1, 2043	2,000,000	11/13/13	2,052,344

Total			$5,213,125

Key to holding's currency abbreviations

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,265,394,312.
(b)	The aggregate identified cost on a tax basis is $1,133,969,462, resulting in gross unrealized appreciation and depreciation of $183,564,474 and $11,960,437, respectively, or net unrealized appreciation of $171,604,037.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$115,283,694	$53,332,686	$54,159,422	$21,181	$114,456,958
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $30,083,418 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$18,826,850	$—	$—
Capital goods	34,390,573	2,054,980	—
Communication services	20,977,355	—	—
Conglomerates	20,935,033	—	—
Consumer cyclicals	77,890,341	—	—
Consumer staples	62,057,045	—	—
Energy	90,623,191	—	—
Financials	176,604,499	—	—
Health care	125,119,121	—	—
Technology	78,338,141	—	—
Transportation	11,806,126	—	—
Utilities and power	33,252,674	—	—
Total common stocks	750,820,949	2,054,980	—
Convertible preferred stocks	$3,345,360	$4,407,199	$—
Corporate bonds and notes	—	187,432,912	—
Foreign government and agency bonds and notes		853,205
Investment companies	3,290,982	—	—
Mortgage-backed securities	—	17,285,311	—
Municipal bonds and notes	—	2,687,899	—
U.S. government and agency mortgage obligations	—	83,889,610	—
U.S. treasury obligations	—	135,048,134	—
Short-term investments	114,456,958	—	—

Totals by level	$871,914,249	$433,659,250	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	—	(5,213,125)	—

Totals by level	$—	$(5,213,125)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013